SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Exchange rate	0.7862
Year End Rate [Member] | USD [Member]
Debt Instrument [Line Items]
Exchange rate	0.7862	0.7320
Average Rate [Member] | USD [Member]
Debt Instrument [Line Items]
Exchange rate	0.7554	0.7483